Segment reporting, Operating Segment Assets and Liabilities (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Segment Assets and Liabilities [Abstract]
Total assets	$ 1,516,431	$ 405,958
Total liabilities	948,218	257,047
Additions to non- current assets	311,350	71,437
Cash and cash equivalents	710,346	123,237	$ 116,329	$ 22,037
Financial assets	56,093	12,260
Property, plant and equipment	44,949	23,170	$ 12,032
Convertible bonds	538,206	0
Operating Segments [Member]
Operating Segment Assets and Liabilities [Abstract]
Total assets	918,095	294,932
Total liabilities	343,864	219,260
Additions to non- current assets	310,837	71,437
Operating Segments [Member] | Precision Medicine [Member]
Operating Segment Assets and Liabilities [Abstract]
Total assets	479,764	216,180
Total liabilities	240,618	180,379
Additions to non- current assets	2,427	66,321
Operating Segments [Member] | Therapeutics [Member]
Operating Segment Assets and Liabilities [Abstract]
Total assets	216,123	41,917
Total liabilities	16,869	18,709
Additions to non- current assets	139,876	5,116
Operating Segments [Member] | Manufacturing Solutions [Member]
Operating Segment Assets and Liabilities [Abstract]
Total assets	222,208	36,835
Total liabilities	86,377	20,172
Additions to non- current assets	168,534	0
Reconciling Items [Member]
Operating Segment Assets and Liabilities [Abstract]
Total assets	598,336	111,026
Total liabilities	604,354	37,787
Additions to non- current assets	513	0
Cash and cash equivalents	526,974	68,768
Financial assets	56,093	12,260
Property, plant and equipment	1,750	3,942
Convertible bonds	$ 555,557	$ 0